Goodwill and Other Intangible Assets - Other intangibles, net (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Dec. 26, 2020	Dec. 28, 2019
Goodwill and Other Intangible Assets:
Intangible assets, gross	$ 1,118,005		$ 1,117,400	$ 1,114,490
Less: Accumulated amortization	306,509		291,434	232,060
Other intangibles, net	811,496		$ 825,966
Amortization expense	14,909	$ 14,848
Minimum
Goodwill and Other Intangible Assets:
Estimated Useful Life			5 years
Maximum
Goodwill and Other Intangible Assets:
Estimated Useful Life			20 years
Customer relationships
Goodwill and Other Intangible Assets:
Intangible assets, gross	$ 942,131		$ 941,648	941,305
Customer relationships | Minimum
Goodwill and Other Intangible Assets:
Estimated Useful Life	13 years		13 years
Customer relationships | Maximum
Goodwill and Other Intangible Assets:
Estimated Useful Life	20 years		20 years
Trademarks - Other
Goodwill and Other Intangible Assets:
Intangible assets, gross	$ 26,400		$ 26,400	$ 26,700
Trademarks - Other | Minimum
Goodwill and Other Intangible Assets:
Estimated Useful Life	7 years		5 years
Trademarks - Other | Maximum
Goodwill and Other Intangible Assets:
Estimated Useful Life	15 years		15 years
Technology and patents
Goodwill and Other Intangible Assets:
Intangible assets, gross	$ 63,761		$ 63,749
Technology and patents | Minimum
Goodwill and Other Intangible Assets:
Estimated Useful Life	7 years
Technology and patents | Maximum
Goodwill and Other Intangible Assets:
Estimated Useful Life	12 years
Trademarks - Indefinite
Goodwill and Other Intangible Assets:
Intangible assets, gross	$ 85,713		$ 85,603